Segment reporting - Reconciliation of information on reportable segments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue	¥ 10,085,649	¥ 9,071,659	¥ 8,978,986
Profit / (loss) before taxation	906,813	(1,216,192)	80,818
Assets	11,281,788	10,705,030
Liabilities	4,254,388	4,052,876
Finance income	66,344	40,433	25,608
Finance costs	(33,396)	(28,362)	(31,338)
Depreciation and amortization	(389,871)	(265,019)	(268,669)
Credit loss on trade and other receivables	(28,924)	(20,832)	(25,366)
Impairment loss on non-current assets	(13,485)	(2,941)	(36,844)
Reportable segments
Disclosure of operating segments [line items]
Profit / (loss) before taxation	859,501	354,550	575,919
Assets	8,830,028	10,188,040	5,727,281
Liabilities	4,173,410	3,995,757	3,732,134
Finance income	62,634	38,867	25,189
Finance costs	(33,385)	(28,345)	(32,997)
Depreciation and amortization	(349,801)	(263,950)	(271,017)
Credit loss on trade and other receivables	(28,816)	(20,815)	(68,827)
Impairment loss on non-current assets	(13,485)	(2,941)	(41,059)
Other segment
Disclosure of operating segments [line items]
Profit / (loss) before taxation	97,455	58,556	44,092
Assets	171,163	164,928	108,970
Liabilities	62,341	57,119	45,836
Finance income	3,190	1,566	766
Finance costs	(11)	(17)	(65)
Depreciation and amortization	(1,916)	(1,069)	(310)
Credit loss on trade and other receivables	(108)	(17)	(9)
Elimination of inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(216,579)	(123,511)	(47,317)
Unallocated amounts
Disclosure of operating segments [line items]
Finance income	520
Depreciation and amortization	(38,154)
Fair value changes of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights
Disclosure of operating segments [line items]
Profit / (loss) before taxation		(1,625,287)	(680,033)
Share of loss of an equity-accounted investee, net of tax
Disclosure of operating segments [line items]
Profit / (loss) before taxation	(8,162)	(4,011)
Expenses relating to construction of headquarter building and depreciation expense of apartments for use as staff quarters
Disclosure of operating segments [line items]
Profit / (loss) before taxation	(41,981)
Interest in an equity-accounted investee
Disclosure of operating segments [line items]
Assets		352,062
Construction of headquarter building
Disclosure of operating segments [line items]
Assets	2,028,095
Liabilities	18,637
Apartments for use as staff quarters
Disclosure of operating segments [line items]
Assets	252,502
Segment revenue | Reportable segments
Disclosure of operating segments [line items]
Revenue	9,917,044	8,841,998	9,051,833
Profit / (loss) before taxation	859,501	354,550	575,919
Assets	8,830,028	10,188,040
Liabilities	4,173,410	3,995,757
Segment revenue | Other segment
Disclosure of operating segments [line items]
Revenue	385,184	353,172	257,416
Profit / (loss) before taxation	97,455	58,556	44,092
Assets	171,163	164,928
Liabilities	¥ 62,341	¥ 57,119
Elimination of discontinued operations
Disclosure of operating segments [line items]
Revenue			(282,946)
Finance income			(347)
Finance costs			1,724
Depreciation and amortisation expense			2,658
Credit loss on trade and other receivables			43,470
Impairment loss on non-current assets			4,215
Discontinued operations
Disclosure of operating segments [line items]
Revenue			282,946
Profit / (loss) before taxation			140,840
Discontinued operations | Reportable segments
Disclosure of operating segments [line items]
Revenue			289,326
Discontinued operations | Elimination of inter-segment revenue
Disclosure of operating segments [line items]
Revenue			¥ (6,380)